GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
GOODWILL.
Number of reporting units that carry goodwill	2
Gross amount:
Beginning balance	$ 3,729	$ 863
Acquisition		2,795
Exchange difference	108	71
Ending balance	3,837	3,729
Accumulated impairment loss
Charge for the year	(2,923)
Exchange difference	(17)
Ending balance	(2,940)
Goodwill, net	897	3,729
Taiyuan Xueda
Gross amount:
Beginning balance	872	863
Exchange difference	25	9
Ending balance	897	872
Accumulated impairment loss
Goodwill, net	897	872
Weland
Gross amount:
Beginning balance	2,857
Acquisition		2,795
Exchange difference	83	62
Ending balance	2,940	2,857
Accumulated impairment loss
Charge for the year	(2,923)
Exchange difference	(17)
Ending balance	(2,940)
Goodwill, net		$ 2,857